Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventories	$ 207	$ 160
Crude Oil
Inventory [Line Items]
Inventories	173	128
Materials and supplies
Inventory [Line Items]
Inventories	$ 34	$ 32